Employee Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Contribution Savings Plans
Expense recognized for U.S. defined contribution savings plan	$ 104	$ 65	$ 56
Expense recognized for U.K. defined contribution savings plan	43	35	38
Expense recognized for defined contribution savings plans	$ 147	$ 100	$ 94